SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	Mar. 07, 2023	Jan. 26, 2023	Dec. 31, 2022	Mar. 06, 2023	Dec. 31, 2021	Nov. 04, 2021
Subsequent Event [Line Items]
Redemption price per share			$ 10.34
Number of stock redeemed, value			$ 1,876,183
Investments held in trust account			$ 136,871,183
Debt Instrument, Face Amount						$ 300,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of deposit in trust account		1.00%
Number of stock redeemed, value		$ 114
Investments held in trust account		$ 23
Price per share		$ 0.035
Aggregate of deposit		$ 77,000
Proceeds from business combination		$ 924,000
Debt Instrument, Face Amount				$ 1,500,000
Sponsor advanced amount	$ 300,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Percentage of deposit in trust account		1.00%
Stock issued during period on hold		11,037,272
Stock issued		13,979,000
Redemption price per share		$ 10.33